RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss
A rollforward of the allowance for credit losses for trade receivables for the years ended December 31, 2023 and December 31, 2022 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$(21,416)
Additional provisions in the period	(9,624)
Recoveries of amounts previously reserved	7,477
Write-offs	2,120
Net impact from acquisitions and divestitures	36
Balance sheet reclassifications	2,256
Foreign exchange impact	1,150
Balance as of December 31, 2022	(18,001)
Net impact from acquisitions and divestitures	(179)
Additional provisions in the period	(10,500)
Recoveries of amounts previously reserved	8,497
Write-offs	3,725
Balance sheet reclassifications	(1,405)
Foreign exchange impact	(497)
Balance as of December 31, 2023	$(18,360)

Schedule of Accounts, Notes, Loans and Financing Receivable
The following table summarizes growers advances as of December 31, 2023 and December 31, 2022 based on whether the advances are secured or unsecured:

	December 31, 2023		December 31, 2022
	Short-Term	Long-Term	Short-Term	Long-Term

	(U.S. Dollars in thousands)
Secured gross advances to growers and suppliers	$67,104	$13,197	$66,485	$8,317
Allowance for secured advances to growers and suppliers	(11,416)	(1,317)	(12,534)	—
Unsecured gross advances to growers and suppliers	62,693	6,391	56,196	5,316
Allowance for unsecured advances to growers and suppliers	(8,423)	(4,375)	(3,283)	(3,147)
Net advances to growers and suppliers	$109,958	$13,896	$106,864	$10,486

Financing Receivable, Allowance for Credit Loss
A rollforward of the allowance for expected credit losses related to grower advances for the years ended December 31, 2023 and December 31, 2022 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$(12,083)
Additional provisions in the period	(6,955)
Recoveries of amounts previously reserved	2,147
Write-offs	1,247
Balance sheet reclassifications	(3,500)
Foreign exchange impact	180
Balance as of December 31, 2022	(18,964)
Additional provisions in the period	(12,222)
Recoveries of amounts previously reserved	1,401
Write-offs	5,398
Balance sheet reclassifications	(1,161)
Foreign exchange impact	17
Balance as of December 31, 2023	$(25,531)